SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Textual) (USD $)	12 Months Ended		122 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
Deferred financing	$ 70,539	$ 0	$ 70,539
Property, Plant and Equipment, Useful Life	5 years
Lease Term	3 years
Grant income	0	44,479	244,479
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Number of Exercisable Options	27,310	77,729	27,310
Certificates of Deposit, at Carrying Value	55,000		55,000
Long Term Restricted Asset	2,000,000		2,000,000
Accounting Standards Update 2011-04 [Member]
New Accounting Pronouncement or Change in Accounting Principle, Description	In May 2011, the FASB issued ASU No. 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. Generally Accepted Accounting Principles (GAAP) and International Financial Reporting Standards (IFRS). This standard updates accounting guidance to clarify the measurement of fair value to align the guidance and improve the comparability surrounding fair value measurement within GAAP and IFRS. The standard also updates requirements for measuring fair value and expands the required disclosures. The standard does not require additional fair value measurements and was not intended to establish valuation standards or affect valuation practices outside of financial reporting. This standard became effective for the Company on January 1, 2012. The adoption of this standard on January 1, 2012 did not have a material impact on the Company's financial statements or required disclosures.
Accounting Standards Update 2011-08 [Member]
New Accounting Pronouncement or Change in Accounting Principle, Description	In September 2011, the FASB issued ASU No. 2011-08, Intangibles - Goodwill and Other (Topic 350) Testing Goodwill for Impairment. This standard simplifies how an entity tests goodwill for impairment and allows an entity to first assess qualitative factors in determining whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. This standard is effective for entities as of the beginning of a fiscal year that begins after December 15, 2011 and interim and annual periods thereafter. Early adoption is permitted. The adoption of this standard on January 1, 2012 did not have a material impact on the Company's financial statements or required disclosures.
Accounting Standards Update 2011-03 [Member]
New Accounting Pronouncement or Change in Accounting Principle, Description	In August 2012, the FASB issued ASU No. 2012-03, Technical Amendments and Corrections to SEC Section. This standard provides amendments to SEC Paragraphs Pursuant to SEC Staff Accounting Bulletin No. 114, Technical Amendments Pursuant to SEC Release No. 339-9250, and Corrections Related to FASB Accounting Standards Update 2010-22. The adoption of this standard did not have a material impact on the Company's financial statement or required disclosures.
Accounting Standards Update 2012-04 [Member]
New Accounting Pronouncement or Change in Accounting Principle, Description	In October 2012, the FASB issued ASU No. 2012-04, Technical Improvements and Corrections. This standard provides changes and clarification to the codification through reference corrections and source literature amendments. This standard is effective for entities as of the beginning of a fiscal year that begins after December 15, 2012. The Company does not expect that the adoption of this standard will have a material impact on the Company's financial statements or required disclosures.
U S Internal Revenue Service [Member]
Grant income		44,000
Leasehold Improvements [Member]
Property, Plant and Equipment, Useful Life	17 years
Manufacturing Facility [Member]
Long Term Restricted Asset	$ 2,000,000		$ 2,000,000